COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Oct. 01, 2021	Apr. 01, 2020
Restructuring Cost and Reserve [Line Items]
Operating lease liability		$ 82,707		$ 10,864	$ 9,777
Operating lease effective interest rate				5.50%	5.50%
Lease expiration term	May 31, 2023
Reduction in ROU assets and liabilities	$ 3,250
Lease term				2 years	2 years
Operating right-of-use assets		81,133	$ 237,718	$ 10,864	$ 9,777
Operating lease payments		567
Operating lease, expense		$ 190,547	$ 179,562
Training Center [Member]
Restructuring Cost and Reserve [Line Items]
Lease expiration term	Aug. 31, 2023
ASL [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease liability						$ 490,000
Operating lease effective interest rate	5.50%					5.50%
Operating lease, weighted average remaining lease term		6 months 14 days